Related Party Balances and Transactions - Schedule of Related Party Transactions and Balances (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Agency income received by Neo-Concept UK from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 1,170,664	$ 150,709	$ 2,662,034	$ 2,586,019
Purchase of apparel products from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	7,915,189	1,018,987	34,213,521	103,159,420
Purchase of intangible assets from NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	15,023,180	1,934,057
Rental expense paid to NCH [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Related party transactions and balances	$ 720,000	$ 92,692	$ 720,000	$ 720,000